As filed with the U.S. Securities and Exchange Commission on March 17, 2017

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 389	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 389

(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 31, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to ClearBridge Large Cap Growth Fund.

Part A - Prospectus of ClearBridge Large Cap Growth Fund (the “Fund ”) is incorporated by reference to Post-Effective Amendment No. 377 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on January 20, 2017 (Accession No. 0001193125-17-014293) (“Post-Effective Amendment No. 377”) and Part B - Statement of Additional Information of the Fund is incorporated by reference to Post-Effective Amendment No. 377.

PART C

OTHER INFORMATION

Item 28.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on October 21, 1991 (File Nos. 33-43446 and 811-06444).

(a) (1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 70”).

(2) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 is incorporated herein by reference to Post-Effective Amendment No. 213 as filed with the SEC on August 22, 2011 (“Post-Effective Amendment No. 213”).

(3) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

(4) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 as filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

(5) Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

(6) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

(7) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 as filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

(8) Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

(9) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109 as filed with the SEC on June 3, 2008 (“Post-Effective Amendment No. 109”).

(10) Amended and Restated Designation of Classes effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109.

(11) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110 as filed with the SEC on June 6, 2008 (“Post-Effective Amendment No. 110”).

(12) Amended and Restated Designation of Classes effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110.

(13) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the SEC on January 28, 2009 (“Post-Effective Amendment No. 133”).

(14) Amended and Restated Designation of Classes effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133.

(15) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 137”).

(16) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146 as filed with the SEC on June 25, 2009 (“Post-Effective Amendment No. 146”).

(17) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the SEC on November 6, 2009 (“Post-Effective Amendment No. 150”).

(18) Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150.

(19) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159 as filed with the SEC on February 16, 2010 (“Post-Effective Amendment No. 159”).

(20) Amended and Restated Designation of Classes effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(21) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162 as filed with the SEC on March 15, 2010 (“Post-Effective Amendment No. 162”).

(22) Amended and Restated Designation of Classes effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(23) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171 as filed with the SEC on June 4, 2010 (“Post-Effective Amendment No. 171”).

(24) Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171.

(25) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172 as filed with the SEC on June 16, 2010 (“Post-Effective Amendment No. 172”).

(26) Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172.

(27) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173 as filed with the SEC on July 28, 2010 (“Post-Effective Amendment No. 173”).

(28) Amended and Restated Designation of Classes effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173.

(29) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust is incorporated herein by reference to Post-Effective Amendment No. 179 as filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 179”).

(30) Amended and Restated Designation of Classes effective as of November 4, 2010 is incorporated herein by reference to Exhibit 1(bb) to the Registration Statement on Form N-14 of Legg Mason Partners Equity Trust as filed with the SEC on November 19, 2010.

(31) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218 as filed with the SEC on January 25, 2012 (“Post-Effective Amendment No. 218”).

(32) Amended and Restated Designation of Classes effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218.

(33) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230 as filed with the SEC on April 13, 2012 (“Post-Effective Amendment No. 230”).

(34) Amended and Restated Designation of Classes effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230.

(35) Amended and Restated Designation of Classes effective as of August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 243 as filed with the SEC on August 23, 2012.

(36) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246 as filed with the SEC on September 12, 2012 (“Post-Effective Amendment No. 246”).

(37) Amended and Restated Designation of Classes effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246.

(38) Amended and Restated Designation of Series effective as of October 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249 as filed with the SEC on November 30, 2012 (“Post-Effective Amendment No. 249”).

(39) Amended and Restated Designation of Series dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(40) Amended and Restated Designation of Classes dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(41) Amended and Restated Designation of Classes dated January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 255 as filed with the SEC on December 12, 2012.

(42) Amended and Restated Designation of Series dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269 as filed with the SEC on May 10, 2013 (“Post-Effective Amendment No. 269”).

(43) Amended and Restated Designation of Classes dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(44) Amended and Restated Designation of Series dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(45) Amended and Restated Designation of Classes dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(46) Amended and Restated Designation of Series dated August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 282 as filed with the SEC on August 1, 2013 (“Post-Effective Amendment No. 282”).

(47) Amended and Restated Designation of Classes dated August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 282.

(48) Amended and Restated Designation of Classes dated August 15, 2013 is incorporated herein by reference to Post-Effective Amendment No. 285 as filed with the SEC on August 15, 2013.

(49) Amended and Restated Designation of Series dated August 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288 as filed with the SEC on October 11, 2013 (“Post-Effective Amendment No. 288”).

(50) Amended and Restated Designation of Classes dated August 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(51) Amended and Restated Designation of Series dated October 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(52) Amended and Restated Designation of Classes dated October 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(53) Amended and Restated Designation of Series dated May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 315 as filed with the SEC on December 15, 2014 (“Post-Effective Amendment No. 315”).

(54) Amended and Restated Designation of Classes dated May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 315.

(55) Amended and Restated Designation of Series dated February 3, 2015 is incorporated herein by reference to Post-Effective Amendment No. 320 as filed with the SEC on February 5, 2015 (“Post-Effective Amendment No. 320”).

(56) Amended and Restated Designation of Classes dated February 3, 2015 is incorporated herein by reference to Post-Effective Amendment No. 320.

(57) Amended and Restated Designation of Series dated February 18, 2015 is incorporated herein by reference to Post-Effective Amendment No. 333 as filed with the SEC on March 20, 2015 (“Post-Effective Amendment No. 333”).

(58) Amended and Restated Designation of Classes dated February 18, 2015 is incorporated herein by reference to Post-Effective Amendment No. 333.

(59) Amended and Restated Designation of Series dated February 2, 2016 is incorporated herein by reference to Post-Effective Amendment No. 354 as filed with the SEC on February 24, 2016 (“Post-Effective Amendment No. 354”).

(60) Amended and Restated Designation of Classes dated February 2, 2016 is incorporated herein by reference to Post-Effective Amendment No. 354.

(61) Amended and Restated Designation of Series dated March 3, 2016 is incorporated herein by reference to Post-Effective Amendment No. 363 as filed with the SEC on March 21, 2016 (“Post-Effective Amendment No. 363”).

(62) Amended and Restated Designation of Classes dated March 3, 2016 is incorporated herein by reference to Post-Effective Amendment No. 363.

(b) (1) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 70.

(2) The Registrant’s By-Laws dated October 4, 2006 as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 213.

(c) Instruments defining rights of security holders with respect to Legg Mason Partners Equity Trust are contained in the Amended and Restated Declaration of Trust and By-Laws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d) (1) Form of Management Agreement between the Registrant, on behalf of ClearBridge Aggressive Growth Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 78 as filed with the SEC on December 14, 2007 (“Post-Effective Amendment No. 78”).

(2) Form of Management Agreement between the Registrant, on behalf of ClearBridge Tactical Dividend Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(3) Form of Management Agreement between the Registrant, on behalf of ClearBridge All Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(4) Form of Management Agreement between the Registrant, on behalf of ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Form of Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(6) Form of Management Agreement between the Registrant, on behalf of ClearBridge Appreciation Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(7) Form of Management Agreement between the Registrant, on behalf of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(8) Form of Management Agreement between the Registrant, on behalf of QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 73 as filed with the SEC on August 27, 2007 (“Post-Effective Amendment No. 73”).

(9) Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(10) Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Growth Fund and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(11) Form of Management Agreement between the Registrant, on behalf of QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(12) Form of Amended Management Agreement between the Registrant, on behalf of QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95 as filed with the SEC on April 4, 2008 (“Post-Effective Amendment No. 95”).

(13) Form of Management Agreement between the Registrant, on behalf of QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(14) Form of Amended Management Agreement between the Registrant, on behalf of QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(15) Form of Management Agreement between the Registrant, on behalf of QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(16) Form of Amended Management Agreement between the Registrant, on behalf of QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(17) Form of Management Agreement between the Registrant, on behalf of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(18) Form of Amended Management Agreement between the Registrant, on behalf of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(19) Form of Management Agreement between the Registrant, on behalf of ClearBridge Mid Cap Core Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(20) Form of Management Agreement between the Registrant, on behalf of QS S&P 500 Index Fund (formerly known as QS Batterymarch S&P 500 Index Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(21) Form of Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(22) Form of Management Agreement between the Registrant, on behalf of QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund), and LMPFA is incorporated herein by reference from Post-Effective Amendment No. 87.

(23) Form of Management Agreement between the Registrant, on behalf of EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 141 as filed with the SEC on April 9, 2009 (“Post-Effective Amendment No. 141”).

(24) Form of Management Agreement between the Registrant, on behalf of ClearBridge Mid Cap Growth Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 177 as filed with the SEC on August 31, 2010 (“Post-Effective Amendment No. 177”).

(25) Form of Management Agreement between the Registrant, on behalf of ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 178 as filed with the SEC on September 29, 2010 (“Post-Effective Amendment No. 178”).

(26) Form of Management Agreement between the Registrant, on behalf of QS Legg Mason Dynamic Multi-Strategy Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 238 as filed with the SEC on June 25, 2012 (“Post-Effective Amendment No. 238”).

(27) Form of Management Agreement between the Registrant, on behalf of ClearBridge Select Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 249.

(28) Form of Management Agreement between the Registrant, on behalf of QS International Dividend Fund (formerly known as QS Batterymarch Managed Volatility International Dividend Fund), and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 259 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 259”).

(29) Form of Management Agreement between the Registrant, on behalf of QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund), and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 260 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 260”).

(30) Form of Management Agreement between the Registrant, on behalf of ClearBridge Energy MLP & Infrastructure Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 282.

(31) Form of Management Agreement between the Registrant, on behalf of EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund), and Permal Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 292 as filed with the SEC on January 10, 2014 (“Post-Effective Amendment No. 292”).

(32) Form of Management Agreement between the Registrant, on behalf of EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund), and EnTrustPermal Management LLC (“EnTrustPermal”) is incorporated herein by reference to Post-Effective Amendment No. 371 as filed with the SEC on May 24, 2016 (“Post-Effective Amendment No. 371”).

(33) Form of Schedule A to the Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 293 as filed with the SEC on January 24, 2014.

(34) Form of Management Agreement between the Registrant, on behalf of ClearBridge Sustainability Leaders Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 332 as filed with the SEC on March 13, 2015 (“Post-Effective Amendment No. 332”).

(35) Form of Management Agreement between the Registrant, on behalf of ClearBridge Global Health Care Innovations Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 364 as filed with the SEC on March 28, 2016 (“Post-Effective Amendment No. 364”).

(36) Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (“ClearBridge”), with respect to ClearBridge Aggressive Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(37) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Tactical Dividend Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(38) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge All Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(39) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Small Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(40) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Appreciation Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(41) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(42) Form of Subadvisory Agreement between LMPFA and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) (now merged into QS Investors, LLC (“QS”)) with respect to QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund), is incorporated herein by reference to Post-Effective Amendment No. 73.

(43) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Large Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(44) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Large Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(45) Form of Subadvisory Agreement between LMPFA and QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) (now merged into QS), with respect to QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%), is incorporated herein by reference to Post-Effective Amendment No. 74 as filed with the SEC on November 1, 2007 (“Post-Effective Amendment No. 74”).

(46) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(47) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(48) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), is incorporated herein by reference to Post-Effective Amendment No. 74.

(49) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Mid Cap Core Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(50) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS S&P 500 Index Fund (formerly known as QS Batterymarch S&P 500 Index Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(51) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Small Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(52) Form of Subadvisory Agreement between LMPFA and QS, with respect to QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund), is incorporated herein by reference to Post-Effective Amendment No. 87.

(53) Form of Subadvisory Agreement between LMPFA and Global Currents Investment Management, LLC (“GCIM”) (now merged into ClearBridge), with respect to ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 126 as filed with the SEC on November 26, 2008.

(54) Form of Subadvisory Agreement between LMPFA and EnTrustPermal, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(55) Form of Subadvisory Agreement between LMPFA and QS, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(56) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Mid Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 177.

(57) Form of Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), with respect to ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 178.

(58) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215 as filed with the SEC on December 16, 2011 (“Post-Effective Amendment No. 215”).

(59) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(60) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS S&P 500 Index Fund (formerly known as QS Batterymarch S&P 500 Index Fund), dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(61) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Aggressive Growth Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(62) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Appreciation Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(63) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Tactical Dividend Income Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(64) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(65) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge All Cap Value Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(66) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Large Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(67) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Large Cap Value Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(68) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Mid Cap Core Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(69) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Mid Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(70) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Small Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(71) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Small Cap Value Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(72) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(73) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(74) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(75) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%), dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(76) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(77) Form of Subadvisory Agreement between LMPFA and WAM, regarding EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(78) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 238.

(79) Form of Subadvisory Agreement between LMPFA and QS, regarding QS Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 238.

(80) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 249.

(81) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 249.

(82) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS International Dividend Fund (formerly known as QS Batterymarch Managed Volatility International Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 259.

(83) Form of Subadvisory Agreement between LMPFA and QS, regarding QS International Dividend Fund (formerly known as QS Batterymarch Managed Volatility International Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 259.

(84) Form of Subadvisory Agreement between LMPFA and WAM, regarding QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 260.

(85) Form of Subadvisory Agreement between LMPFA and QS, regarding QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 260.

(86) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 282.

(87) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 282.

(88) Schedule A to Subadvisory Agreement between LMPFA and QS, regarding QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272 as filed with the SEC on May 21, 2013 (“Post-Effective Amendment No. 272”).

(89) Schedule A to Subadvisory Agreement between LMPFA and QS, regarding QS S&P 500 Index Fund (formerly known as QS Batterymarch S&P 500 Index Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(90) Schedule A to Subadvisory Agreement between LMPFA and QS, regarding QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(91) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Aggressive Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(92) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Appreciation Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(93) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(94) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge All Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(95) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Large Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(96) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Large Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(97) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Mid Cap Core Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(98) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Mid Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(99) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Small Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(100) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Small Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(101) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Tactical Dividend Income Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(102) Schedule A to Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), regarding ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(103) Schedule A to Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), regarding ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(104) Schedule A to Subadvisory Agreement between LMPFA and EnTrustPermal, regarding EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(105) Form of Subadvisory Agreement between EnTrustPermal and River Canyon Fund Management LLC, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) , is incorporated herein by reference to Post-Effective Amendment No. 292.

(106) Form of Subadvisory Agreement between EnTrustPermal and TT International, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) , is incorporated herein by reference to Post-Effective Amendment No. 292.

(107) Form of Trading Agreement between EnTrustPermal and BH-DG Systematic Trading LLP, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) , is incorporated herein by reference to Post-Effective Amendment No. 292.

(108) Form of Administration Agreement between the Registrant and LMPFA, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund), is incorporated herein by reference to Post-Effective Amendment No. 292.

(109) Form of Subadvisory Agreement between the Registrant and EnTrustPermal, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), is incorporated herein by reference to Post-Effective Amendment No. 312 filed with the SEC on July 15, 2014 (“Post-Effective Amendment No. 312”).

(110) Form of Subadvisory Agreement between EnTrustPermal and Atlantic Investment Management, Inc., with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 315.

(111) Form of Subadvisory Agreement between LMPFA and ClearBridge with respect to ClearBridge Sustainability Leaders Fund is incorporated herein by reference to Post-Effective Amendment No. 332.

(112) Form of Subadvisory Agreement between LMPFA and WAM with respect to ClearBridge Sustainability Leaders Fund is incorporated herein by reference to Post-Effective Amendment No. 332.

(113) Form of Subadvisory Agreement between EnTrustPermal and First Quadrant, L.P., with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 354.

(114) Form of Subadvisory Agreement between EnTrustPermal and Electron Capital Partners, LLC, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 363.

(115) Form of Subadvisory Agreement between LMPFA and ClearBridge with respect to ClearBridge Global Health Care Innovations Fund is incorporated herein by reference to Post-Effective Amendment No. 364.

(116) Form of Subadvisory Agreement between LMPFA and WAM with respect to ClearBridge Global Health Care Innovations Fund is incorporated herein by reference to Post-Effective Amendment No. 364.

(117) Form of Subadvisory Agreement between LMPFA and EnTrustPermal with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(118) Form of Trading Agreement between EnTrustPermal and BH-DG Systematic Trading LLP, with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(119) Form of Subadvisory Agreement between EnTrustPermal and Atlantic Investment Management, Inc. with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(120) Form of Subadvisory Agreement between EnTrustPermal and First Quadrant, L.P. with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(121) Form of Subadvisory Agreement between EnTrustPermal and Electron Capital Partners, LLC with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 371.

(e) (1) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 128, as filed with the SEC on December 15, 2008.

(2) Form of Distribution Agreement with LMIS, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund), is incorporated herein by reference to Post-Effective Amendment No. 141.

(3) Form of Distribution Agreement with LMIS, with respect to ClearBridge Mid Cap Growth Fund (formerly known as Legg Mason ClearBridge Mid Cap Growth Fund), is incorporated herein by reference to Post-Effective Amendment No. 177.

(4) Form of Distribution Agreement with LMIS, with respect to ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 178.

(5) Form of Distribution Agreement with LMIS dated August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 218.

(6) Appendix A, amended and restated as of May 2, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 280 as filed with the SEC on July 23, 2013 (“Post-Effective Amendment No. 280”).

(7) Appendix A, amended and restated as of August 1, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 282.

(8) Appendix A, amended and restated as of November 6, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 292.

(9) Appendix A, amended and restated as of June 30, 2014, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 315.

(10) Appendix A, amended and restated as of March 31, 2015, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 336 as filed with the SEC on April 9, 2015 (“Post-Effective Amendment No. 336”).

(11) Appendix A, amended and restated as of June 1, 2015, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 347 as filed with the SEC on December 18, 2015 (“Post-Effective Amendment No. 347”).

(12) Appendix A, amended and restated as of April 1, 2016, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 364.

(13) Appendix A, amended and restated as of July 22, 2016, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 373 as filed with the SEC on December 15, 2016 (“Post-Effective Amendment No. 373”).

(f) (1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 as filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(g) (1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(2) Fund Accounting Services Agreement with State Street, dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(3) Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street, effective as of November 30, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(4) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 259.

(5) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 282.

(6) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 292.

(7) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 315.

(8) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 336.

(9) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 364.

(h) (1) Transfer Agency and Services Agreement, dated December 19, 2013, between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY”) is incorporated herein by reference to Post-Effective Amendment No. 315.

(2) Schedule A to the Transfer Agency and Services Agreement between the Registrant and BNY is incorporated herein by reference to Post-Effective Amendment No. 336.

(3) Amendment No. 1 to Transfer Agency and Services Agreement, dated September 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 325 as filed with the SEC on February 19, 2015 (“Post-Effective Amendment No. 325”).

(4) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

(5) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

(6) Form of Fee Waiver and Expense Reimbursement Agreement is incorporated herein by reference to Post-Effective Amendment No. 60.

(7) Form of Fee Waiver and Expense Reimbursement Agreement with respect to QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%, QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%) is incorporated herein by reference to Post-Effective Amendment No. 95.

(8) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(9) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 198 filed on April 26, 2011.

(10) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to QS Dynamic Multi-Strategy Fund (formerly known as QS Legg Mason Dynamic Multi-Strategy Fund) are incorporated herein by reference to Post-Effective Amendment No. 238.

(11) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Select Fund are incorporated herein by reference to Post-Effective Amendment No. 249.

(12) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 259.

(13) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Energy MLP & Infrastructure Fund are incorporated herein by reference to Post-Effective Amendment No. 282.

(14) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 292.

(15) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 298 as filed with the SEC on February 20, 2014 (“Post-Effective Amendment No. 298”).

(16) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 325.

(17) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Global Health Care Innovations Fund are incorporated herein by reference to Post-Effective Amendment No. 364.

(18) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 367 as filed with the SEC on April 20, 2016.

(i) (1) Opinion of Counsel regarding legality of shares being registered is incorporated herein by reference to Pre-Effective Amendment No. 1 filed on December 6, 1991 (“Pre-Effective Amendment No. 1”).

(2) Legal Counsel’s consent is incorporated herein by reference to Post-Effective Amendment No. 24 as filed with the SEC on March 30, 1999 (“Post-Effective Amendment No. 24”).

(3) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated herein by reference to Post-Effective Amendment No. 70.

(4) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%, QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%) is incorporated by reference to Post-Effective Amendment No. 75 filed on November 19, 2007 (“Post-Effective Amendment No. 75”).

(5) Opinion of Venable LLP regarding legality of Class FI and Class R shares of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%, QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%) is incorporated by reference to Post-Effective Amendment No. 75.

(6) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R Shares of ClearBridge All Cap Value Fund and ClearBridge Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 76.

(7) Opinion of Venable LLP regarding legality of Class FI and Class R Shares of ClearBridge All Cap Value Fund and ClearBridge Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 76.

(8) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of ClearBridge Tactical Dividend Income Fund and ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) is incorporated by reference to Post-Effective Amendment No. 78.

(9) Opinion of Venable LLP regarding legality of Class FI and Class R shares of ClearBridge Tactical Dividend Income Fund and ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) is incorporated by reference to Post-Effective Amendment No. 78.

(10) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 79 as filed with the SEC on December 28, 2007 (“Post-Effective Amendment No. 79”).

(11) Opinion of Venable LLP regarding legality of Class FI and Class R shares of ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 79.

(12) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund) is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC on February 5, 2008 (“Post-Effective Amendment No. 82”).

(13) Opinion of Venable LLP regarding legality of Class FI and Class R shares of QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund) is incorporated by reference to Post-Effective Amendment No. 82.

(14) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class A, C, FI, R, I and IS shares of QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund ) is incorporated herein by reference to Post-Effective Amendment No. 87.

(15) Opinion of Venable LLP regarding the legality of Class A, C, FI, R, I and IS shares of QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 87.

(16) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS shares of ClearBridge Appreciation Fund, Class FI and Class R Shares of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), Class FI, Class R and Class IS shares of ClearBridge Large Cap Value Fund, and Class IS shares of ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 90 is incorporated by reference to Post-Effective Amendment No. 90 as filed with the SEC on February 26, 2008 (“Post-Effective Amendment No. 90”).

(17) Opinion of Venable LLP regarding legality of Class IS shares of ClearBridge Appreciation Fund, Class FI and Class R Shares of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund), Class FI, Class R and Class IS shares of ClearBridge Large Cap Value Fund and Class IS shares of ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 90.

(18) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS Shares of ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), ClearBridge Large Cap Growth Fund and ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No. 103 as filed with the SEC on May 5, 2008 (“Post-Effective Amendment No. 103”).

(19) Opinion of Venable LLP regarding legality of Class IS Shares of ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), ClearBridge Large Cap Growth Fund and ClearBridge Mid Cap Core Fund is incorporated herein by reference to Post-Effective Amendment No. 103.

(20) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Appreciation Fund, ClearBridge Large Cap Value Fund, QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund) and ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 137.

(21) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Appreciation Fund, ClearBridge Large Cap Value Fund, QS Global Equity Fund (formerly known as QS Batterymarch Global Equity Fund) and ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 137.

(22) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class A, Class C, Class I, Class FI, Class R and Class IS shares of EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(23) Opinion of Venable LLP regarding legality of Class A, Class C, Class I, Class FI, Class R and Class IS shares of EnTrustPermal Alternative Core Fund (formerly known as Permal Alternative Core Fund and Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(24) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class R1 Shares of ClearBridge Aggressive Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 149 as filed with the SEC on October 30, 2009 (“Post-Effective Amendment No. 149”).

(25) Opinion of Venable LLP regarding legality of Class R1 Shares of ClearBridge Aggressive Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 149.

(26) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge All Cap Value Fund and ClearBridge Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 150.

(27) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge All Cap Value Fund and ClearBridge Small Cap Value Fund is incorporated herein by reference to Post-effective Amendment No. 150.

(28) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Tactical Dividend Income Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) and ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 153 as filed with the SEC on November 24, 2009 (“Post-Effective Amendment No. 153”).

(29) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Tactical Dividend Income Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) and ClearBridge Mid Cap Fund (formerly known as ClearBridge Mid Cap Core Fund) is incorporated by reference to Post-Effective Amendment No. 153.

(30) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Large Cap Growth Fund and QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 155 as filed with the SEC on January 6, 2010 (“Post-Effective Amendment No. 155”).

(31) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Large Cap Growth Fund and QS U.S. Large Cap Equity Fund (formerly known as QS Batterymarch U.S. Large Cap Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 155.

(32) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS shares and Class R1 shares of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 159.

(33) Opinion of Venable LLP regarding legality of Class IS shares and Class R1 shares of ClearBridge Dividend Strategy Fund (formerly known as ClearBridge Equity Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 159.

(34) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class R1 shares of QS Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 85%), QS Moderate Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 70%, QS Conservative Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 50%), and QS Defensive Growth Fund (formerly known as QS Legg Mason Lifestyle Allocation 30%) is incorporated by reference to Post-Effective Amendment No. 162.

(35) Opinion of Venable LLP regarding the legality of Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS shares of ClearBridge Mid Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 171.

(36) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS shares of ClearBridge International Small Cap Fund (formerly known as ClearBridge International Small Cap Opportunity Fund and previous thereto Legg Mason Global Currents International Small Cap Opportunity Fund) is incorporated herein by reference to Post-Effective Amendment No. 172.

(37) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of QS Dynamic Multi-Strategy Fund (formerly known as QS Legg Mason Dynamic Multi-Strategy Fund) is incorporated herein by reference to Post-Effective Amendment No. 230.

(38) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 246.

(39) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of QS International Dividend Fund (formerly known as QS Batterymarch Managed Volatility International Dividend Fund) and QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund) incorporated herein by reference to Post-Effective Amendment No. 251 as filed with the SEC on December 12, 2012.

(40) Opinion of Venable LLP regarding legality of Class IS shares of ClearBridge Small Cap Value Fund and ClearBridge Tactical Dividend Income Fund is incorporated herein by reference to Post-Effective Amendment No. 265 as filed with the SEC on March 21, 2013.

(41) Opinion of Venable LLP regarding legality of Class 1 shares of ClearBridge Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 269.

(42) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 271 as filed with the SEC on May 16, 2013.

(43) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of EnTrustPermal Alternative Select Fund (formerly known as Permal Alternative Select Fund) is incorporated herein by reference to Post-Effective Amendment No. 288.

(44) Opinion of Venable LLP regarding the legality of Class A2 shares of QS Global Dividend Fund (formerly known as QS Batterymarch Managed Volatility Global Dividend Fund) is incorporated herein by reference to Post-Effective Amendment No. 320.

(45) Opinion of Venable LLP regarding the legality of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Sustainability Leaders Fund is incorporated herein by reference to Post-Effective Amendment No. 332.

(46) Opinion of Venable LLP regarding the legality of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Global Health Care Innovations Fund is incorporated herein by reference to Post-Effective Amendment No. 364.

(47) Opinion of Venable LLP regarding the legality of Class IS shares of QS Global Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 383 as filed with the SEC on February 17, 2017.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

(m) (1) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74.

(2) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 as filed with the SEC on January 29, 2008.

(3) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 as filed with the SEC on February 15, 2008.

(4) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of August 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 119 as filed with the SEC on August 28, 2008 (“Post-Effective Amendment No. 119”).

(5) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137.

(6) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146.

(7) Amended Shareholder Services and Distribution Plan dated as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(8) Amended Shareholder Services and Distribution Plan dated as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(9) Amended Shareholder Services and Distribution Plan dated as of August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 177.

(10) Appendix A, amended and restated as of May 2, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 280.

(11) Appendix A, amended and restated as of August 1, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 282.

(12) Appendix A, amended and restated as of November 6, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 292.

(13) Appendix A, amended and restated as of June 30, 2014 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 315.

(14) Appendix A, amended and restated as of March 31, 2015 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 336.

(15) Appendix A, amended and restated as of June 1, 2015 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 347.

(16) Appendix A, amended and restated as of April 1, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 364.

(17) Appendix A, amended and restated as of July 22, 2016, to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 373.

(n) (1) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 76.

(o) (1) Power of Attorney, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(2) Power of Attorney, dated January 31, 2012 is incorporated herein by reference to Post-Effective Amendment No. 220 as filed with the SEC on February 22, 2012.

(3) Power of Attorney, dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 257.

(4) Power of Attorney, dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 280.

(5) Power of Attorney, dated February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 298.

(6) Power of Attorney, effective as of April 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 304 as filed with the SEC on April 21, 2014.

(7) Power of Attorney, dated February 3, 2015, is incorporated herein by reference to Post-Effective Amendment No. 323 as filed with the SEC on February 13, 2015 (“Post-Effective Amendment No. 323”).

(8) Powers of Attorney, dated June 1, 2015, are incorporated herein by reference to Post-Effective Amendment No. 347.

(9) Powers of Attorney, dated February 2, 2016, are incorporated herein by reference to Post-Effective Amendment No. 354.

(10) Powers of Attorney, dated February 1, 2017, are incorporated herein by reference to Post-Effective Amendment No. 384 as filed with the SEC on February 27, 2017.

(p) (1) Code of Ethics of the Independent Trustees of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 347. All Access Persons of each fund are subject to a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act. All Access Persons of the funds other than the Independent Trustees of the Registrant are subject to the provisions of other codes of ethics that have been adopted by LMPFA, LMIS and the subadvisers and approved by the Board of Trustees of the Registrant in accordance with the requirements of Rule 17j-1 under the 1940 Act.

(2) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 215.

(3) Code of Ethics of EnTrustPermal is incorporated herein by reference to Post-Effective Amendment No. 312.

(4) Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 148 as filed with the SEC on August 26, 2009.

(5) Code of Ethics of River Canyon Fund Management LLC is incorporated herein by reference to Post-Effective Amendment No. 292.

(6) Code of Ethics of TT International is incorporated herein by reference to Post-Effective Amendment No. 292.

(7) Code of Ethics of WAM is incorporated herein by reference to Post-Effective Amendment No. 298.

(8) Code of Ethics of Atlantic Investment Management, Inc. (“Atlantic”) is incorporated herein by reference to Post-Effective Amendment No. 315.

(9) Code of Ethics of QS Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 354.

(10) Code of Ethics of First Quadrant, L.P. is incorporated herein by reference to Post-Effective Amendment No. 363.

(11) Code of Ethics of Electron Capital Partners, LLC is incorporated herein by reference to Post-Effective Amendment No. 363.

Item 29.	Persons Controlled by or under Common Control with Registrant

EnTrustPermal Alternative Core Fund, a series of the Trust, wholly owns and controls the Alternative Core Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. EnTrustPermal Alternative Core Fund and Alternative Core Fund Ltd. file their financial statements on a consolidated basis.

EnTrustPermal Alternative Select Fund, a series of the Trust, wholly owns and controls the Alternative Select Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. EnTrustPermal Alternative Select Fund and Alternative Select Fund Ltd. file their financial statements on a consolidated basis.

Item 30.	Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements generally provide that the manager or subadviser, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements generally further provide that the manager or the subadviser, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect the manager or the subadviser, as applicable, against any liability to a fund to which the manager or subadviser, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements. With respect to EnTrustPermal Alternative Select Fund, the manager and subadvisers have agreed to cross-indemnification for certain acts or omissions except for gross negligence and other exceptions.

Item 31.	Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Investment Adviser and Subadviser—EnTrustPermal Management LLC (“EnTrustPermal”)

EnTrustPermal (formerly known as Permal Asset Management LLC) was formed in June 2002 under the laws of the State of Delaware as a corporation and is a Delaware limited liability company. EnTrustPermal is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of EnTrustPermal, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at EnTrustPermal	Other Positions Held
Gregg S. Hymowitz	Chairman and Chief Executive Officer
Omar Kodmani	Director
Robert Kaplan	Director
Francois Becquaert	Director
Bruce Kahne	General Counsel and Chief Compliance Officer
Pericles Castillo	Treasurer and Controller
Tara McCarthy	Corporate Secretary

Subadviser—Electron Capital Partners, LLC (“Electron”)

Electron was formed under the laws of the State of Delaware as a limited liability company. Electron is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Electron, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Electron pursuant to the Advisers Act (SEC File No. 801-79395).

Subadviser — Atlantic Investment Management, Inc. (“Atlantic”)

Atlantic was formed under the laws of the Delaware as a corporation. Atlantic is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of Atlantic, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at Atlantic	Other Positions Held
Bruce Stewart Berger	Chief Compliance Officer and Chief Financial Officer	None
Alexander J. Roepers	President and Chief Investment Officer	None

Subadviser—ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason. ClearBridge is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at ClearBridge	Other Positions Held
Terrence J. Murphy	Chief Executive Officer, President, Chief Operating Officer, and Director	Legg Mason Private Portfolio Group, LLC – Chief Executive Officer; Legg Mason Capital Management, LLC – Chief Executive Officer, President, Chief Operating Officer and Director
Barbara Brooke Manning	General Counsel and Chief Compliance Officer	Legg Mason Capital Management, LLC – General Counsel and Chief Compliance Officer
Harry D. Cohen	Co-Chief Investment Officer	Legg Mason Capital Management, LLC – Co-Chief Investment Officer
Scott K. Glasser	Co-Chief Investment Officer	Legg Mason Private Portfolio Group, LLC – Chief Financial Officer; Legg Mason Capital Management, LLC - Co-Chief Investment Officer
Cynthia K. List	Chief Financial Officer	Legg Mason Private Portfolio Group, LLC – Chief Compliance Officer; Legg Mason Capital Management, LLC - Chief Financial Officer
Peter H. Nachtwey	Director	Legg Mason & Co., LLC –Director; The Baltimore Company – Director; Legg Mason International Equities Limited – Director; QS Batterymarch Financial Management, Inc – Director; BMML, Inc. – Director; Brandywine Global Investment Management, LLC – Director; ClearBridge Investments, LLC – Director; ClearBridge Asset Management, Inc. – Director; ClearBridge, LLC – Director; Legg Mason Commercial Real Estate Services, Inc. – Director; QS Legg Mason Global Asset Allocation, LLC –Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Political Action Committee (“PAC”) – Member; Legg Mason International Holdings, LLC – Director; Legg Mason Partners Fund Advisor, LLC – Director; Legg Mason Private Portfolio Group, LLC – Director; Legg Mason Real Estate Securities Advisors, Inc. – Director; Legg Mason Realty Group, Inc. – Director; Legg Mason Realty Partners, Inc. – Director; Legg Mason Tower, Inc. – Director; LM BAM, Inc. – Director; LM Capital Support V, LLC –Director; Legg Mason Towarzystwo Funduszy

Inwestycyjnych Spolka Akcyjna – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Legg Mason Funding Ltd. – Director; Royce & Associates, LLC – Director; Gray Seifert & Company, LLC – Director; LM Asset Services, LLC – Director; The Baltimore Company – Officer-President; BMML, Inc. – Officer- President; Gray Seifert & Company, LLC – Officer- President; Legg Mason & Co., LLC –Officer- President; Legg Mason Charitable Foundation, Inc. – Officer-Vice President and Treasurer; Legg Mason Commercial Real Estate Services, Inc. – Officer-President; Legg Mason Political Action Committee (“PAC”) – Officer-Chairman; Legg Mason Real Estate Securities Advisors, Inc. – Officer-President; Legg Mason Realty Group, Inc. – Officer-President; Legg Mason Realty Partners, Inc. – Officer-President; Legg Mason Tower, Inc. – Officer-President; LM BAM, Inc. – Officer-President; LM Capital Support V, LLC – Officer-President
Jeffrey A. Nattans	Director	ClearBridge, LLC – Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Investment Counsel & Trust Company, N.A. – Director; LMOBC, Inc. – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Royce & Associates, LLC – Director; Western Asset Management Company – Director; Permal Group Limited – Director; Legg Mason Private Portfolio Group, LLC – Director; LMOBC, Inc. – Officer-President

Subadviser—QS Investors, LLC (“QS Investors”)

QS Investors was formed in 1999 under the laws of the State of Delaware as a limited liability company. QS Investors became a wholly-owned subsidiary of Legg Mason in 2014. QS Investors is an investment adviser registered with the SEC under the Advisers Act.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of QS Investors, reference is made to the current Form ADV of QS Investors filed under the Advisers Act, incorporated herein by reference and the file number of which is as follows:

QS Investors, LLC

File No. 801-70974

CRD No. 152688

Subadviser – First Quadrant, L.P. (“First Quadrant”)

First Quadrant was formed under the laws of the State of Delaware as a limited partnership. First Quadrant is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of First Quadrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by First Quadrant pursuant to the Advisers Act (SEC File No. 801-51748).

Subadviser—Western Asset Management Company (“WAM”)

WAM is organized as under the laws of the State of California as a corporation. WAM is a wholly-owned subsidiary of Legg Mason. WAM is an investment adviser registered with the SEC under the Advisers Act.

The following table notes the officers and directors of WAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at WAM	Other Positions Held
James W. Hirschmann III	Chief Executive Officer, President and Director	None
Bruce D. Alberts	Chief Financial Officer	None
Brett B. Canon	Director of Risk Management and Operations	None
James J. Flick	Director of Global Client Services and Marketing	None
Gavin L. James	Director of Portfolio Operations	None
Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance	Western Asset Management Company Limited—Director; Western Asset Management Company Pte. Ltd.—Director; Western Asset Management Company Ltd.—Director; Western Asset Management Company Pty. Ltd.—Director; Western Asset Holdings (Australia) Pty. Ltd.—Director
Jeffrey A. Nattans	Director	See above under “ClearBridge”
F. Barry Bilson	Director	None
Daniel E. Giddings	Assistant Secretary	None

Item 32.	Principal Underwriter

(a) LMIS, the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason ETF Investment Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust, Legg Mason Investment Trust, Legg Mason Tax-Free Income Fund, Western Asset Funds, Inc.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Frances Cashman	Manager and Co-Managing Director	None

Jeffrey Masom	Manager and Co-Managing Director	None

Matthew Schiffman 100 First Stamford Pl. Stamford, CT 06902-6732	Manager and Co-Managing Director	None

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz 620 8th Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr 100 First Stamford Pl. Stamford, CT 06902	AML Compliance Officer	None

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33.	Location of Accounts and Records

With respect to the Registrant:

(1) Legg Mason Partners Equity Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Managers:

(2) Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3) Electron Capital Partners, LLC

599 Lexington Avenue

38th Floor

New York, NY 10022

(4) First Quadrant, L.P.

800 East Colorado Blvd

Suite 900

Pasadena, CA 91101

(5) Atlantic Investment Management, Inc.

666 Fifth Avenue

34th Floor

New York, NY 10103

(6) ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

(7) QS Investors, LLC

880 Third Avenue

New York, NY 10022

(8) EnTrustPermal Management LLC

900 Third Avenue

New York, NY 10022

(9) c/o Western Asset Management Company

620 Eighth Avenue

New York, New York 10018

(10) BH-DG Systematic Trading LLP

3rd Floor

10 Grosvenor Street

London W1K 4QB

United Kingdom

With respect to the Registrant’s Custodian:

(11) State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(12) BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DC 19809

With respect to the Registrant’s Distributor:

(13) Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 17th day of March, 2017.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of ClearBridge Large Cap Growth Fund.

By:	/s/Jane Trust
Jane Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on March 17, 2017.

Signature	Title

/s/ Jane Trust	President, Chief Executive Officer and Trustee
Jane Trust

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Paul R. Ades*	Trustee
Paul R. Ades

Andrew L. Breech*	Trustee
Andrew L. Breech

Dwight B. Crane*	Trustee
Dwight B. Crane

Althea L. Duersten*	Trustee
Althea L. Duersten

Frank G. Hubbard*	Trustee
Frank G. Hubbard

Howard J. Johnson*	Trustee
Howard J. Johnson

Jerome H. Miller*	Trustee
Jerome H. Miller

Ken Miller*	Trustee
Ken Miller

John J. Murphy*	Trustee
John J. Murphy

Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Jane Trust
Jane Trust, as Agent